Acquisitions - Schedule of Business Acquisition, Pro Forma Information (Detail) - Veolia ES Solid Waste [Member] $ in Millions	12 Months Ended
Dec. 31, 2012 USD ($)
Business Combination Segment Allocation [Line Items]
Revenue	$ 1,294.7
Earnings	$ (105.0)